Information about Credit Quality Indicators (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		¥ 3,678,895	¥ 3,395,361	¥ 3,662,612
Consumer Loan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,330,353	1,236,414	1,171,142
Consumer Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,059,786	979,797
Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		243,225	228,868
Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		27,342	27,749
Corporate Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,089,796	1,011,533
Non-recourse Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		124,768	174,204	568,957
Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		41,535	72,625
Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		83,233	101,579
Real estate companies
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		256,600	245,965
Other-Entertainment industry
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		106,173	106,884
Other - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		602,255	484,480
Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	[1]	42,292	53,341	70,801
Direct Financing Leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,216,454	1,094,073	¥ 989,380
Direct Financing Leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		829,885	761,437
Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		386,569	332,636
Performing
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		3,555,853	3,239,501
Performing | Consumer Loan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,311,725	1,218,469
Performing | Consumer Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,050,531	968,269
Performing | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		238,660	225,198
Performing | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		22,534	25,002
Performing | Corporate Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,015,971	910,580
Performing | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		36,250	64,757
Performing | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		66,486	84,545
Performing | Real estate companies
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		235,493	217,096
Performing | Other-Entertainment industry
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		101,701	99,057
Performing | Other - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		576,041	445,125
Performing | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		27,076	30,266
Performing | Direct Financing Leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,201,081	1,080,186
Performing | Direct Financing Leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		819,592	751,877
Performing | Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		381,489	328,309
Nonperforming Financing Receivable Individually Evaluated for Impairment
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		101,034	135,824
Nonperforming Financing Receivable Individually Evaluated for Impairment | Consumer Loan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		11,993	11,796
Nonperforming Financing Receivable Individually Evaluated for Impairment | Consumer Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		5,357	7,317
Nonperforming Financing Receivable Individually Evaluated for Impairment | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		3,741	2,950
Nonperforming Financing Receivable Individually Evaluated for Impairment | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		2,895	1,529
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		73,825	100,953
Nonperforming Financing Receivable Individually Evaluated for Impairment | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		5,285	7,868
Nonperforming Financing Receivable Individually Evaluated for Impairment | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		16,747	17,034
Nonperforming Financing Receivable Individually Evaluated for Impairment | Real estate companies
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		21,107	28,869
Nonperforming Financing Receivable Individually Evaluated for Impairment | Other-Entertainment industry
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		4,472	7,827
Nonperforming Financing Receivable Individually Evaluated for Impairment | Other - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		26,214	39,355
Nonperforming Financing Receivable Individually Evaluated for Impairment | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		15,216	23,075
Nonperforming Financing Receivable Individually Evaluated for Impairment | Direct Financing Leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable Individually Evaluated for Impairment | Direct Financing Leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable Individually Evaluated for Impairment | Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		22,008	20,036
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Consumer Loan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		6,635	6,149
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Consumer Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		3,898	4,211
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		824	720
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,913	1,218
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Real estate companies
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Other-Entertainment industry
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Other - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Direct Financing Leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		15,373	13,887
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Direct Financing Leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		10,293	9,560
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		5,080	4,327
Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		123,042	155,860
Nonperforming | Consumer Loan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		18,628	17,945
Nonperforming | Consumer Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		9,255	11,528
Nonperforming | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		4,565	3,670
Nonperforming | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		4,808	2,747
Nonperforming | Corporate Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		73,825	100,953
Nonperforming | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		5,285	7,868
Nonperforming | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		16,747	17,034
Nonperforming | Real estate companies
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		21,107	28,869
Nonperforming | Other-Entertainment industry
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		4,472	7,827
Nonperforming | Other - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		26,214	39,355
Nonperforming | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		15,216	23,075
Nonperforming | Direct Financing Leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		15,373	13,887
Nonperforming | Direct Financing Leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		10,293	9,560
Nonperforming | Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		¥ 5,080	¥ 4,327

[1]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 ("Receivables-Loans and Debt Securities Acquired with Deteriorated Credit Quality").